Note 6 - Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 1,133	$ 990	$ 927
Less accumulated depreciation	(923)	(845)	(758)
Property and equipment, net	210	145	169
Computer Equipment and Software [Member]
Property and equipment, gross	127	119	106
Laboratory and Manufacturing Equipment [Member]
Property and equipment, gross	550	481	447
Furniture and Fixtures [Member]
Property and equipment, gross	55	55	48
Leasehold Improvements [Member]
Property and equipment, gross	332	332	326
Construction in Progress [Member]
Property and equipment, gross	$ 69	$ 3